Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	Dec. 28, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right, Outstanding	6,887,580	3,156,848	3,294,229
Range 1 [Member]
Class of Warrant or Right, Outstanding	6,887,580
Class of Warrant or Right, Weighted Average Remaining Contractual Term	3 years 7 months 6 days
Range 1 [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.70
Range 1 [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	3.45